Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents
The following table presents the allocation between the Company’s cash and cash equivalents (in USD thousands):

	December 31,
	2023	2022
Bank balances	$16,068	$25,820
Total cash	$16,068	$25,820

Money market funds	$60,683	$85,252
Term deposits less than 3 months	$46,500	$50,233
Total cash equivalents	$107,183	$135,485

Cash and cash equivalents	$123,251	$161,305